ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Jun. 30, 2022
ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
Functional and presentation currency	South African rand / US dollar 2022 2021 2020 Spot rate at year end 16.27 14.27 17.32 Average prevailing rate for the financial year 15.21 15.40 15.66